BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—108.4%
COMMON STOCKS—95.9%
Communication Services—4.7%
Baidu, Inc. - SP ADR*	1,278		$191,495
Cinemark Holdings, Inc.*(a)	17,672		274,269
Entravision Communications Corp., Class AƗ	107,570		799,245
Meta Platforms, Inc., Class A*	3,847		1,248,198
Outbrain, Inc.*	19,419		293,033
			2,806,240
Consumer Discretionary—14.2%
1-800-Flowers.com, Inc., Class A*(a)	7,630		227,221
Alibaba Group Holding Ltd. - SP ADR*Ɨ	4,020		512,671
Arcos Dorados Holdings, Inc., Class A*(a)	68,189		335,489
AutoZone, Inc.*	233		423,377
Bath & Body Works, Inc.*	4,452		334,479
Caleres, Inc.	12,915		304,923
Carriage Services, Inc.Ɨ	9,491		491,064
Carter's, Inc.(a)	3,040		307,131
Hanesbrands, Inc.(a)Ɨ	33,383		539,135
Hooker Furnishings Corp.	9,151		217,245
JD.com, Inc. - ADR*	4,190		352,421
Kindred Group PLC	23,973		266,987
Las Vegas Sands Corp.*	9,014		321,079
LKQ Corp.Ɨ	9,709		542,733
Mohawk Industries, Inc.*	2,654		445,527
Perdoceo Education Corp.*(a)	33,815		333,078
Skechers U.S.A., Inc., Class A*Ɨ	6,634		297,999
Stellantis NV(a)	17,083		292,632
Stride, Inc.*Ɨ	46,379		1,582,915
Tenneco, Inc., Class A*(a)	22,707		238,424
Vipshop Holdings Ltd. - ADR*	13,529		132,178
			8,498,708
Consumer Staples—0.9%
Coca-Cola European Partners PLC	5,223		257,859
Herbalife Nutrition Ltd.*(a)	7,407		276,726
			534,585
Energy—7.8%
BP PLC - SP ADR	13,568		352,225
Canadian Natural Resources Ltd.	32,806		1,339,141
Devon Energy Corp.(a)	15,899		668,712
Marathon Petroleum Corp.Ɨ	13,831		841,616
Phillips 66Ɨ	6,707		463,923
Schlumberger Ltd.	16,907		484,893
Teekay LNG Partners LP	13,493		228,437
World Fuel Services Corp.(a)	10,641		265,919
			4,644,866
Financials—16.5%
Aflac, Inc.	4,609		249,531
American International Group, Inc.Ɨ	7,096		373,250
Arthur J Gallagher & Co.	1,261		205,417
Bank of America Corp.Ɨ	12,145		540,088
Bank OZKƗ	10,839		484,612
BGC Partners, Inc., Class AƗ	121,992		545,304
Charles Schwab Corp., (The)#	4,281		331,307
Citigroup, Inc.Ɨ	11,899		757,966
Diamond Hill Investment Group, Inc.	2,053		394,361
Enova International, Inc.*	11,028		420,387
Evercore, Inc., Class A	2,668		370,052
Granite Point Mortgage Trust, Inc.Ɨ	19,637		242,124
Heritage Insurance Holdings, Inc.Ɨ	76,551		509,830
Jefferies Financial Group, Inc.Ɨ	22,651		851,224
KB Financial Group, Inc. - ADR(a)	11,197		496,923
Morgan StanleyƗ	5,476		519,234
Prudential Financial, Inc.	2,732		279,374
Stifel Financial Corp.(a)Ɨ	14,093		1,000,744
SVB Financial Group*	517		357,935
Universal Insurance Holdings, Inc.Ɨ	24,903		375,288
Western Alliance BancorpƗ	5,278		579,419
			9,884,370
Health Care—17.4%
Amgen, Inc.Ɨ	4,590		912,859
Anthem, Inc.Ɨ	2,396		973,327
Bausch Health Cos., Inc.*Ɨ	23,161		552,158
Centene Corp.*	6,627		473,234
Cigna Corp.Ɨ	3,700		710,030
CVS Health Corp.Ɨ	11,516		1,025,615
Hanger, Inc.*Ɨ	16,825		283,838
Harrow Health, Inc.*Ɨ	31,002		310,020
HCA Healthcare, Inc.	3,065		691,433
Henry Schein, Inc.*	6,220		441,993
Jazz Pharmaceuticals PLC*	2,513		301,233
Johnson & JohnsonƗ	4,335		675,957
Medtronic PLCƗ	4,209		449,100
Merck & Co., Inc.	6,427		481,447
Novartis AG - SP ADRƗ	9,672		770,859
Syneos Health, Inc.*	2,628		255,337
UnitedHealth Group, Inc.Ɨ	1,288		572,155
Universal Health Services, Inc., Class BƗ	4,108		487,743
			10,368,338
Industrials—11.1%
Acuity Brands, Inc.	1,689		340,080
AerCap Holdings NV*Ɨ	4,823		270,281
ASGN, Inc.*	1,726		210,020
Barrett Business Services, Inc.Ɨ	6,287		443,799
Builders FirstSource, Inc.*Ɨ	11,067		768,492
CACI International, Inc., Class A*	1,575		408,602
Forward Air Corp.	2,903		286,671
Gibraltar Industries, Inc.*(a)	3,059		207,706
Graham Corp.Ɨ	16,094		205,359
Heidrick & Struggles International, Inc.Ɨ	4,839		208,900
Insperity, Inc.	2,910		336,803
JetBlue Airways Corp.*Ɨ	25,784		346,021
KBR, Inc.Ɨ	5,956		262,064
Kelly Services, Inc., Class AƗ	15,758		265,680
L B Foster Co., Class A*	8,898		134,805
Lockheed Martin Corp.	1,418		472,648
Primoris Services Corp.	11,723		262,830
Quanta Services, Inc.Ɨ	3,378		384,349
UFP Industries, Inc.	5,859		487,938
Vectrus, Inc.*	7,782		325,599
			6,628,647
Information Technology—16.7%
Akamai Technologies, Inc.*Ɨ	1,825		205,677
Applied Materials, Inc.#	2,990		440,098
Arrow Electronics, Inc.*	2,629		319,818
Box, Inc., Class A*(a)	9,787		229,114
Capgemini SE - ADRƗ	6,487		300,543
Check Point Software Technologies Ltd.*	3,522		392,034
Cisco Systems, Inc.	6,469		354,760
Cognizant Technology Solutions Corp., Class AƗ	7,403		577,286
Concentrix Corp.Ɨ	4,321		717,286
Dolby Laboratories, Inc., Class AƗ	2,732		227,876
EVERTEC, Inc.Ɨ	12,444		522,523
Fabrinet*Ɨ	4,843		535,442
Fidelity National Information Services, Inc.	1,810		189,145
FleetCor Technologies, Inc.*	911		188,695
Global Payments, Inc.	2,399		285,577
Hackett Group Inc., (The)Ɨ	24,821		507,838
Hollysys Automation Technologies Ltd.	20,075		310,359
HP, Inc.Ɨ	7,585		267,599
InterDigital, Inc.(a)	5,896		400,397
Open Text Corp.Ɨ	9,699		459,829
Oracle Corp.Ɨ	3,146		285,468
Perficient, Inc.*(a)	1,856		254,328
Qorvo, Inc.*	1,899		277,691
Super Micro Computer, Inc.*Ɨ	9,754		403,816
TD SYNNEX Corp.Ɨ	4,321		447,051
Telefonaktiebolaget LM Ericsson - SP ADR(a)Ɨ	42,842		428,420
Zebra Technologies Corp., Class A*Ɨ	809		476,323
			10,004,993
Materials—2.5%
Berry Global Group, Inc.*(a)Ɨ	9,240		638,022
Dundee Precious Metals, Inc.	34,136		217,250
POSCO - SP ADR	3,522		194,309
Rio Tinto PLC - SP ADRƗ	3,282		205,748
Ternium SA - SP ADRƗ	6,436		245,791
			1,501,120
Real Estate—4.1%
Jones Lang LaSalle, Inc.*	1,303		306,088
Medical Properties Trust, Inc.Ɨ	11,079		235,872
Newmark Group, Inc., Class AƗ	78,440		1,259,746
RE/MAX Holdings, Inc., Class A	11,832		325,262
Simon Property Group, Inc.	2,225		340,069
			2,467,037
TOTAL COMMON STOCKS
(Cost $35,616,883)			57,338,904
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
PURCHASED OPTIONS—0.0%
Call Purchased Options—0.0%
BioDelivery Sciences International, Inc.
Expiration:
03/18/2022,
Exercise Price:
5.00	472	131,216	4,719
Sage Therapeutics, Inc.
Expiration:
01/21/2022,
Exercise Price:
50.00	40	155,640	4,600
TEGNA, Inc.
Expiration:
01/21/2022,
Exercise Price:
20.00	113	223,175	13,560
TOTAL CALL PURCHASED OPTIONS
(Cost $59,399)			22,879
TOTAL PURCHASED OPTIONS
(Cost $59,399)			22,879

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—9.2%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10%(b)	5,476,391		5,476,391
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $5,476,391)			5,476,391
SHORT-TERM INVESTMENTS—3.3%
MSILF ESG Money Market Portfolio, 0.05%(b)	253		253
U.S. Bank Money Market Deposit Account, 0.01%(b)	1,947,518		1,947,518
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,947,771)			1,947,771
TOTAL LONG POSITIONS—108.4%
(Cost $43,100,444)			64,785,945
SECURITIES SOLD SHORT—(37.1%)
COMMON STOCKS—(36.3%)
Communication Services—(2.7%)
AMC Entertainment Holdings, Inc., Class A*	(13,767)		(467,252)
CTC Communications Group, Inc.*‡	(98,900)		0
Netflix, Inc.*	(1,750)		(1,123,325)
			(1,590,577)
Consumer Discretionary—(12.2%)
Allbirds, Inc., Class A*	(8,017)		(154,247)
Arcimoto, Inc.*	(18,091)		(185,071)
Carvana Co.*	(3,633)		(1,018,766)
DoorDash, Inc.*	(1,188)		(212,379)
DraftKings, Inc., Class A*	(7,081)		(244,648)
F45 Training Holdings, Inc.*	(18,687)		(198,830)
Fiverr International Ltd.*	(1,424)		(201,667)
GameStop Corp., Class A*	(4,234)		(830,753)
Krispy Kreme, Inc.	(7,140)		(103,887)
Papa John's International, Inc.	(1,885)		(229,819)
Peloton Interactive, Inc., Class A*	(3,538)		(155,672)
Planet Fitness, Inc., Class A*	(10,260)		(838,139)
Qsound Labs, Inc.*‡	(4,440)		0
RealReal, Inc., (The)*	(20,504)		(319,247)
Rent the Runway, Inc., Class A*	(8,782)		(118,733)
Shake Shack, Inc., Class A*	(2,211)		(161,381)
Sonos, Inc.*	(8,307)		(262,917)
Sweetgreen, Inc., Class A*	(3,822)		(145,924)
Tesla Motors, Inc.*	(1,354)		(1,550,005)
ThredUp, Inc., Class A*	(8,109)		(151,800)
Wayfair, Inc., Class A*	(834)		(206,699)
			(7,290,584)
Consumer Staples—(1.6%)
22nd Century Group, Inc.*	(33,602)		(84,341)
Amish Naturals, Inc.*‡	(25,959)		0
Beyond Meat, Inc.*	(2,097)		(147,335)
Celsius Holdings, Inc.*	(2,421)		(165,621)
National Beverage Corp.	(4,043)		(209,993)
SunOpta, Inc.*	(19,001)		(113,436)
Tattooed Chef, Inc.*	(13,542)		(217,891)
			(938,617)
Energy—(0.8%)
Beard Co.*‡	(9,710)		(1)
Green Plains, Inc.*	(8,579)		(331,578)
Renewable Energy Group, Inc.*	(3,250)		(155,285)
			(486,864)
Health Care—(2.5%)
10X Genomics, Inc., Class A*	(2,737)		(418,241)
Aspira Women's Health, Inc.*	(59,815)		(124,415)
Beam Therapeutics, Inc.*	(2,414)		(191,068)
Bionano Genomics, Inc.*	(12,849)		(50,240)
BodyTel Scientific, Inc.*‡	(4,840)		(1)
CareView Communications, Inc.*	(174,320)		(23,359)
Heska Corp.*	(773)		(124,422)
Hims & Hers Health, Inc.*	(19,317)		(126,526)
Ocugen, Inc.*	(27,180)		(172,321)
Oxford Nanopore Technologies PLC*	(28,110)		(257,955)
			(1,488,548)
Industrials—(2.2%)
Applied Energetics, Inc.*	(57,676)		(163,512)
Blue Bird Corp.*	(9,337)		(188,981)
Capstone Green Energy Corp.*	(341)		(1,616)
Corporate Resource Services, Inc.*‡	(218,896)		(109)
DynaMotive Energy Systems Corp.*‡	(72,185)		(7)
Ener1, Inc.*‡	(102,820)		(10)
HyreCar, Inc.*	(27,686)		(146,736)
Ideanomics, Inc.*	(69,087)		(111,230)
Omega Flex, Inc.	(2,655)		(313,237)
Sunrun, Inc.*	(6,063)		(279,141)
Valence Technology, Inc.*‡	(27,585)		(3)
Virgin Galactic Holdings, Inc.*	(8,665)		(138,640)
			(1,343,222)
Information Technology—(13.9%)
Affirm Holdings, Inc.*	(1,480)		(187,486)
Alteryx, Inc., Class A*	(2,315)		(153,878)
Anaplan, Inc.*	(3,482)		(149,064)
ANTs software, Inc.*‡	(10,334)		(1)
Appfolio, Inc., Class A*	(1,926)		(232,064)
Appian Corp.*	(5,313)		(395,022)
Bill.com Holdings, Inc.*	(1,632)		(458,347)
Bit Digital, Inc.*	(16,389)		(161,268)
Ceridian HCM Holding, Inc.*	(3,844)		(420,534)
Consygen, Inc.*‡	(200)		0
Coupa Software, Inc.*	(1,511)		(297,153)
Crowdstrike Holdings, Inc., Class A*	(1,008)		(218,877)
Everbridge, Inc.*	(1,644)		(186,462)
Fastly, Inc., Class A*	(3,932)		(160,268)
Guidewire Software, Inc.*	(2,292)		(266,651)
Impinj, Inc.*	(4,838)		(362,705)
Inseego Corp.*	(24,873)		(160,680)
Interliant, Inc.*‡	(600)		0
Marathon Digital Holdings, Inc.*	(3,277)		(167,356)
MicroVision, Inc.*	(22,383)		(158,472)
MongoDB, Inc.*	(1,136)		(565,842)
Nestor, Inc.*‡	(15,200)		(1)
Okta, Inc.*	(1,499)		(322,630)
PROS Holdings, Inc.*	(4,883)		(177,351)
Q2 Holdings, Inc.*	(2,909)		(233,593)
Rapid7, Inc.*	(4,382)		(543,631)
RingCentral, Inc., Class A*	(789)		(170,408)
Riot Blockchain, Inc.*	(13,167)		(492,051)
Shopify, Inc., Class A*	(175)		(266,313)
Square, Inc., Class A*	(1,048)		(218,330)
Tiger Telematics, Inc.*‡	(6,510)		0
Uni-Pixel, Inc.*	(19,665)		(2)
Wolfspeed, Inc.*	(6,845)		(839,334)
Worldgate Communications, Inc.*‡	(582,655)		(58)
Xybernaut Corp.*‡	(34,156)		0
Zoom Video Communications, Inc., Class A*	(607)		(128,326)
Zscaler, Inc.*	(657)		(227,959)
			(8,322,117)
Materials—(0.0%)
Mountain Province Diamonds, Inc.*	(4,735)		(2,372)
Real Estate—(0.3%)
Redfin Corp.*	(4,427)		(180,135)
Utilities—(0.1%)
Cadiz, Inc.*	(10,297)		(41,703)
TOTAL COMMON STOCKS
(Proceeds $(28,182,428))			(21,684,739)
EXCHANGE TRADED FUNDS—(0.8%)
Finance and Insurance—(0.8%)
iShares 20+ Year Treasury Bond ETF	(3,129)		(474,325)
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $(531,939))			(474,325)
TOTAL SECURITIES SOLD SHORT—(37.1%)
(Proceeds $(28,714,367))			(22,159,064)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ƗƗ—(0.1%)
Call Options Written—(0.1%)
Applied Materials, Inc.
Expiration:
01/21/2022,
Exercise Price:
130.00	(28)	(412,132)	(64,400)
Charles Schwab Corp., (The)
Expiration:
01/21/2022,
Exercise Price:
80.00	(40)	(309,560)	(11,000)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(68,457))			(75,400)
Put Options Written—(0.0%)
Wells Fargo & Co.
Expiration:
01/21/2022,
Exercise Price:
22.50	(360)	(1,720,080)	(2,880)
TOTAL PUT OPTIONS WRITTEN
(Premiums received $(124,671))			(2,880)
TOTAL OPTIONS WRITTEN
(Premiums received $(193,128))			(78,280)
OTHER ASSETS IN EXCESS OF LIABILITIES—28.8%			17,197,340
NET ASSETS—100.0%			$59,745,941

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2021, the market value of securities on loan was $5,171,622.
(b)	The rate shown is as of November 30, 2021.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of November 30, 2021, these securities amounted to $(81) or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$2,806,240	$2,806,240	$-	$-	$-
Consumer Discretionary	8,498,708	8,231,721	266,987	-	-
Consumer Staples	534,585	534,585	-	-	-
Energy	4,644,866	4,644,866	-	-	-
Financials	9,884,370	9,884,370	-	-	-
Health Care	10,368,338	10,368,338	-	-	-
Industrials	6,628,647	6,628,647	-	-	-
Information Technology	10,004,993	10,004,993	-	-	-
Materials	1,501,120	1,501,120	-	-	-
Real Estate	2,467,037	2,467,037	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	5,476,391	-	-	-	5,476,391
Purchased Option
Equity Contracts	22,879	22,879	-	-	-
Short-Term Investments	1,947,771	1,947,771	-	-	-
Total Assets	$64,785,945	$59,042,567	$266,987	$-	$5,476,391

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Securities Sold Short
Communication Services	$(1,590,577)	$(1,590,577)	$-	$- **	$-
Consumer Discretionary	(7,290,584)	(7,290,584)	-	- **	-
Consumer Staples	(938,617)	(938,617)	-	- **	-
Energy	(486,864)	(486,864)	-	-	-
Health Care	(1,488,548)	(1,488,547)	-	(1)	-
Industrials	(1,343,222)	(1,343,093)	(109)	(20)	-
Information Technology	(8,322,117)	(8,322,057)	-	(60)	-
Materials	(2,372)	(2,372)	-	-	-
Real Estate	(180,135)	(180,135)	-	-	-
Utilities	(41,703)	(41,703)	-	-	-
Exchange Traded Funds	(474,325)	(474,325)	-	-	-
Options Written
Equity Contracts	(78,280)	(78,280)	-	-	-
Total Liabilities	$(22,237,344)	$(22,237,154)	$(109)	$(81)	$-

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.